MSS Series Trust

Towpath Focus Fund

Towpath Technology Fund

Incorporated herein by reference is the definitive version of the prospectus for the Towpath Focus Fund and Towpath Technology Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on April 1, 2021 (SEC Accession No. 0001162044-21-000407).